8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Property, equipment and leasehold improvements are summarized as follows:

	December 31,
	2017	2016
	RMB	RMB

Buildings and leasehold improvements	1,419,535	1,420,586
Furniture and fixtures	67,422	67,090
Equipment	114,067	114,023
Company automobiles	5,115	9,617
Total	1,606,139	1,611,316

Less: Accumulated depreciation and amortization	(255,281)	(209,536)
Property, equipment and leasehold improvements, net	1,350,858	1,401,780

Depreciation and amortization expense for the continuing operations were approximately RMB54,478, RMB59,391 and RMB62,195 for the years ended December 31, 2017, 2016 and 2015, respectively.

The following schedule provides an analysis of Fincera’s investment in property on operating leases and hotel business by major classes as of December 31, 2017 and 2016:

	December 31,	December 31,
	2017	2016
	RMB	RMB

Buildings and leasehold improvements	1,338,773	1,338,773
Equipment	107,453	106,226
Total	1,446,226	1,444,999

Less: Accumulated depreciation and amortization	(190,054)	(144,872)
Total	1,256,172	1,300,127

The building and leasehold improvements and equipment were partially pledged as collateral for bank borrowings as of December 31, 2017 and 2016 (See Note 10).